Trade and Other Receivables - Summary of Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [line items]
Beginning balance	£ 151	£ 130
Exchange adjustments	(3)	(4)
Charge for the year	52	41
Subsequent recoveries of amounts provided for	(39)	(8)
Utilised	(11)	(8)
Ending balance	£ 150	£ 151